NOTE 10 - NOTES PAYABLE - RELATED PARTIES - Notes payable - related parties (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Total note payable - related parties	$ 211,254
Current portion	2,115,870	1,493,500
Long-term notes payable - related parties
Note payable to a related individual, secured by tangible and intangible assets of the Company, interest at 16%, principal and interest due April 1, 2000, past due. Note is convertible into common stock of the Company at $0.10 per share. Note is in default (2)

Total note payable - related parties	1,087,370	450,000
Current portion	(1,087,370)	(450,000)
Long-term notes payable - related parties
Note payable to a related individual, interest at 8%,past due. Note is in default(1)
Total note payable - related parties	1,000,000	1,000,000
Current portion	(1,000,000)	(1,000,000)
Long-term notes payable - related parties
Notes payable to related individuals, unsecured, interest at 10%, due on demand. (3)
Total note payable - related parties	2,115,870	1,493,500
Current portion	(2,115,870)	(1,493,500)
Long-term notes payable - related parties